 Exhibit 99.1 - Schedule 11

MORGAN STANLEY CAPITAL I INC. ABS-15G/A

Redacted ID	LOANUID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
186554176		XXXX		XXXX	XX/XX/XXXX	08/31/2025	24	000000000000000000000000	0	0
186554177		XXXX		XXXX	XX/XX/XXXX	08/31/2025	24	000000000000000001000000	0	1